Offerings - Offering: 1	Nov. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	21.00
Maximum Aggregate Offering Price	$ 52,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,250.25
Offering Note	1 Represents 2,500,000 shares of Class A common stock reserved for future issuance under the Central Bancompany, Inc. 2025 Equity Incentive Plan as of the date of this Registration Statement. Any additional shares of Class A common stock of Central Bancompany, Inc. to be issued as a result of stock dividends, stock splits, recapitalizations or similar transactions shall be covered by this Registration Statement as provided in Rule 416(a) under the Securities Act of 1933, as amended. Estimated in accordance with Rule 457(h) and Rule 457(c) under the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee, which is based on the initial public offering price of Central Bancompany, Inc.'s Class A common stock of $21.00 per share as set forth in Central Bancompany, Inc.'s Registration Statement on Form S-1, as amended (File No. 333-290831), which became effective on November 19, 2025, and Prospectus filed with the Securities and Exchange Commission on November 21, 2025 pursuant to Rule 424(b) under the Securities Act of 1933, as amended.